Business Segment Information (Schedule of Revenues by Segment) (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 24, 2015
Segment Reporting [Abstract]
Number of operating segments | segment									4
Segment Reporting Information [Line Items]
Total Segment Margin									$ 712,758	$ 594,543	$ 569,571
Total revenues	$ 689,296	$ 745,278	$ 752,388	$ 725,808	$ 720,049	$ 486,114	$ 406,723	$ 415,491	2,912,770	2,028,377	1,712,493
Enterprise Offshore Acquisition | Deepwater Gateway LLC
Segment Reporting Information [Line Items]
Equity investment, ownership percentage												50.00%
Offshore pipeline transportation services
Segment Reporting Information [Line Items]
Total revenues									284,544	318,239	334,679
Offshore pipeline transportation services | Deepwater Gateway LLC
Segment Reporting Information [Line Items]
Capital Expenditures											35,100
Sodium minerals and sulfur services
Segment Reporting Information [Line Items]
Total revenues									1,174,434	462,622	171,503
Sodium minerals and sulfur services | Alkali Business
Segment Reporting Information [Line Items]
Capital Expenditures										1,300,000
Onshore facilities and transportation
Segment Reporting Information [Line Items]
Total revenues									1,233,855	1,042,229	993,290
Marine transportation
Segment Reporting Information [Line Items]
Total revenues									219,937	205,287	213,021
Operating Segments
Segment Reporting Information [Line Items]
Total Segment Margin									712,758	594,543	569,571
Capital Expenditures									161,393	1,580,821	443,993
External customers									2,912,770	2,028,377	1,712,493
Operating Segments | Offshore pipeline transportation services
Segment Reporting Information [Line Items]
Total Segment Margin									285,014	317,540	336,620
Capital Expenditures									4,703	8,815	46,277
External customers									284,544	319,455	332,514
Operating Segments | Sodium minerals and sulfur services
Segment Reporting Information [Line Items]
Total Segment Margin									260,488	130,333	79,508
Capital Expenditures									74,712	1,354,469	2,274
External customers									1,181,578	470,789	180,665
Operating Segments | Onshore facilities and transportation
Segment Reporting Information [Line Items]
Total Segment Margin									119,918	96,376	83,364
Capital Expenditures									51,110	149,123	316,638
External customers									1,240,382	1,044,083	993,103
Operating Segments | Marine transportation
Segment Reporting Information [Line Items]
Total Segment Margin									47,338	50,294	70,079
Capital Expenditures									30,868	68,414	78,804
External customers									206,266	194,050	206,211
Intersegment
Segment Reporting Information [Line Items]
Intersegment									0	0	0
Intersegment | Offshore pipeline transportation services
Segment Reporting Information [Line Items]
Intersegment									0	(1,216)	2,165
Intersegment | Sodium minerals and sulfur services
Segment Reporting Information [Line Items]
Intersegment									(7,144)	(8,167)	(9,162)
Intersegment | Onshore facilities and transportation
Segment Reporting Information [Line Items]
Intersegment									(6,527)	(1,854)	187
Intersegment | Marine transportation
Segment Reporting Information [Line Items]
Intersegment									$ 13,671	$ 11,237	$ 6,810